Significant Accounting Policies (Schedule of Estimated Useful LIves of Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2019
Land roads and buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	30 years
Land roads and buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	15 years
Installations and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	25 years	[1]
Installations and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	8 years	[1]
Dikes and evaporating ponds [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	40 years	[2]
Dikes and evaporating ponds [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	20 years	[2]
Heavy mechanical equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	15 years
Heavy mechanical equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	5 years
Furniture, vehicles and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	10 years
Furniture, vehicles and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life Depreciation in Years	3 years

[1]	Mainly 25 years.
[2]	Mainly 40 years.